Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 743	$ 810	$ 853
Research and development expenses	(5,983)	(7,763)	(9,850)
General and administrative expenses	(2,955)	(3,143)	(3,845)
Operating loss	(8,195)	(10,096)	(12,842)
Total financial income (expense), net	561	(77)	227
Loss before taxes on income	(7,634)	(10,173)	(12,615)
Taxes on income
Net loss	(7,634)	(10,173)	(12,615)
Deemed dividend			(2,590)
Total comprehensive loss	$ (7,634)	$ (10,173)	$ (15,205)
Basic net loss per share (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	1,278,333,912	815,746,293	553,079,638